BUSINESS ACQUISITIONS AND GOODWILL (Details Narrative)					12 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Dec. 19, 2020
Schedule of Equity Method Investments [Line Items]
goodwill					$ 895,467	$ 950,959
MTM Animation [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage acquired							10.00%
Payments to Acquire Businesses, Gross	$ 1,456,546	$ 1,820,000
MTM Animation [Member] | Farvision Education [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage							80.00%			70.00%
Max The Mutt Animation [Member]
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Businesses, Gross			$ 1,456,546	$ 1,820,000
Max The Mutt Animation [Member] | License Brand Name And Student List [Member]
Schedule of Equity Method Investments [Line Items]
Finite-Lived Intangible Assets, Gross								$ 688,413	$ 989,811
goodwill								$ 895,467	$ 1,287,516
Impairment of intangible assets					$ 0	$ 0